Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non-controlling interests	Other reserves	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 58,592	$ 5,180	$ 5,190	$ 559	$ 497	$ (63,569)	$ 6,449		$ 6,449
Net loss						(5,122)	(5,122)	(761)	(5,883)
Sale of non-controlling interest in subsidiary				251			251	2,734	2,985
Issuance of ordinary shares in respect of investment in associate	288						288		288
Issuance of ordinary shares, net of issue expenses	5,552						5,552		5,552
Cost of share-based payment	94	102					196		196
Balance at Dec. 31, 2023	64,526	5,282	5,190	810	497	(68,691)	7,614	1,973	9,587
Net loss						(6,284)	(6,284)	(1,188)	(7,472)
Issuance of ordinary shares, net of issue expenses	6,255						6,255		6,255
Cost of share-based payment	105	464					569		569
Balance at Dec. 31, 2024	70,886	5,746	5,190	810	497	(74,975)	8,154	785	8,939
Net loss						(12,179)	(12,179)	(385)	(12,564)
Issuance of ordinary shares in respect of investment in associate									143,617
Issuance of ordinary shares, net of issue expenses	2,262						2,262		2,262
Issuance and exercise of warrants	1,121						1,121		1,121
Issuance and conversion of convertible debentures	2,212						2,212		2,212
Deemed issuance of shares by a subsidiary				392			392	187	579
Deemed stock exchange listing expenses					1,410		1,410		1,410
Cost of subsidiaries share-based payment								321	321
Cost of share-based payment		867					867		867
Balance at Dec. 31, 2025	$ 76,481	$ 6,613	$ 5,190	$ 1,202	$ 1,907	$ (87,154)	$ 4,239	$ 908	$ 5,147